Financial instruments - Foreign exchange risk (Details) - Foreign exchange risk € in Thousands	12 Months Ended
Dec. 31, 2024 EUR (€) € / $ € / £ € / ¥ D item
Financial risk management and financial instruments
Number of exchange rates used for CFaR approach | item	50
Number of trading days in interval for CFaR approach | D	21
Confidence level (as a percent)	95.00%
Holding period	1 year
Net exposure	€ 944,842
CFaR	30,376
USD
Financial risk management and financial instruments
Notional amount	€ 1,785,983
Average hedging rate | € / $	1.067
CNY
Financial risk management and financial instruments
Notional amount	€ 189,035
Average hedging rate | € / ¥	7.7718
GBP
Financial risk management and financial instruments
Notional amount	€ 77,499
Average hedging rate | € / £	0.8467